Net loss per share (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Earnings Per Share [Abstract]
Disclosure of detailed information of earnings per share [Table Text Block]
	2019	2018
	$	$

Net loss	(234,195)	(105,587)

Basic weighted average number of common shares outstanding (in thousands)	151,266	156,617
Dilutive effect of share options	-	-
Diluted weighted average number of common shares	151,266	156,617

Net loss per share
Basic and diluted	(1.55)	(0.67)